CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 3,612	$ 846
Restricted cash	45,667	38,086
Accounts receivable - trade and other	5,804	4,894
Interest receivable	108
Other current assets	134	265
Total current assets	55,325	44,091
PROPERTY AND EQUIPMENT, net	606	720
DEFERRED TAX ASSETS	5,242	2,370
OTHER ASSETS, net	2,110	24
Total Assets	63,283	47,205
CURRENT LIABILITIES:
Accounts payable	9,680	3,908
Accrued salary and payroll taxes	3,289	1,976
Accrued gaming and related taxes	16,074	13,697
Advances from parent	11,602
Interest payable	108
Income taxes payable	2,660
Deferred revenue	3,322	2,113
Notes payable	29	74
Customer deposits	35,757	29,210
Total current liabilities	82,521	50,978
LONG-TERM DEBT	282,076	0
OTHER LIABILITIES	6,480	4,612
Total Liabilities	371,077	55,590
COMMITMENTS AND CONTINGENCIES (Note 7)
STOCKHOLDER'S DEFICIT:
Common stock, $0.00 par value, 2,500 shares authorized, 100 shares issued and outstanding		0
Note receivable from Parent	(289,185)
Accumulated deficit	(18,609)	(8,385)
Total Stockholders' equity	(307,794)	(8,385)
Total liabilities and stockholders' equity	$ 63,283	$ 47,205